Accounts Receivable from Customers accounted for 10% or more (Detail)	Dec. 31, 2014	Dec. 31, 2013
Concentration Risk [Line Items]
Accounts receivable from customers	70.80%	71.80%
E
Concentration Risk [Line Items]
Accounts receivable from customers	37.30%	11.30%
F
Concentration Risk [Line Items]
Accounts receivable from customers		18.80%
G
Concentration Risk [Line Items]
Accounts receivable from customers		14.20%
H
Concentration Risk [Line Items]
Accounts receivable from customers		13.40%
A
Concentration Risk [Line Items]
Accounts receivable from customers	33.50%
C
Concentration Risk [Line Items]
Accounts receivable from customers		14.10%